UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

Deutsche Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2015 (Unaudited)

Deutsche Strategic Equity Long/Short Fund

	Shares	Value ($)

Long Positions 114.9%
Common Stocks 97.7%
Consumer Discretionary 22.1%
Auto Components 6.0%
American Axle & Manufacturing Holdings, Inc.* (a)	33,851	849,999
Cie Generale des Etablissements Michelin (b)	10,073	1,081,136
Faurecia	10,078	455,327
Goodyear Tire & Rubber Co. (a)	53,541	1,705,013
Koito Manufacturing Co., Ltd.	21,200	828,751
Lear Corp. (a) (b)	8,080	937,442
Magna International, Inc. (a)	13,975	803,702
Plastic Omnium SA	10,099	287,683

		6,949,053
Automobiles 0.4%
General Motors Co.	14,300	514,371
Diversified Consumer Services 0.0%
Bright Horizons Family Solutions, Inc.*	300	16,701
Hotels, Restaurants & Leisure 4.1%
Ainsworth Game Technology Ltd.	15,288	36,192
Aramark	900	28,215
Bloomin' Brands, Inc. (b)	28,767	646,107
Buffalo Wild Wings, Inc.* (b)	6,617	1,010,217
Caesars Entertainment Corp.*	18,200	170,352
Domino's Pizza, Inc. (a) (b)	10,111	1,098,661
Hilton Worldwide Holdings, Inc.*	1,900	55,024
McDonald's Corp.	400	38,372
Melco Crown Entertainment Ltd. (ADR)	14,000	270,760
MGM Resorts International*	8,800	176,440
OPAP SA	3,500	34,190
Panera Bread Co. "A"*	700	127,400
Sonic Corp. (b)	33,605	1,012,855
Starwood Hotels & Resorts Worldwide, Inc.	300	24,828

		4,729,613
Household Durables 0.0%
WCI Communities, Inc.*	500	11,625
Internet & Catalog Retail 1.1%
Groupon, Inc.*	42,200	269,236
The Priceline Group, Inc.*	440	515,698
Wayfair, Inc. "A"*	15,564	465,208

		1,250,142
Media 6.6%
Cineplex, Inc. (b)	7,257	286,230
Comcast Corp. "A"	6,900	400,200
DISH Network Corp. "A"*	8,000	566,320
Liberty Global PLC "A"*	21,923	1,261,230
Loral Space & Communications, Inc.*	5,400	360,666
New Media Investment Group, Inc.	9,900	217,998
Pearson PLC	12,721	253,956
Sirius XM Holdings, Inc.*	221,900	856,534
Time Warner, Inc.	3,200	270,336
Tribune Media Co. "A"	11,100	588,300
Twenty-First Century Fox, Inc. "A"	16,000	537,600
UBM PLC	35,951	305,612
Viacom, Inc. "B" (a)	4,750	317,680
Walt Disney Co. (a)	10,900	1,203,033
Wolters Kluwer NV	8,934	278,212

		7,703,907
Multiline Retail 0.2%
Dollar General Corp.	600	43,554
Dollar Tree, Inc.*	500	37,495
Sears Holdings Corp.*	3,400	146,030

		227,079
Specialty Retail 2.8%
AutoNation, Inc.*	4,925	307,369
AutoZone, Inc.*	1,771	1,192,981
Home Depot, Inc. (a)	12,055	1,343,168
O'Reilly Automotive, Inc.* (b)	1,692	371,445

		3,214,963
Textiles, Apparel & Luxury Goods 0.9%
NIKE, Inc. "B"	10,021	1,018,835
Consumer Staples 7.7%
Beverages 1.7%
Anheuser-Busch InBev NV	7,000	841,560
Brown-Forman Corp. "B" (b)	7,506	707,591
Davide Campari-Milano SpA	59,586	454,737

		2,003,888
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	8,756	1,248,518
Food Products 2.7%
Associated British Foods PLC	7,474	345,447
Chocoladefabriken Lindt & Sprungli AG (Registered)	20	1,258,105
Kellogg Co. (a) (b)	6,618	415,412
Kerry Group PLC "A" (c)	2,890	215,466
Kerry Group PLC "A" (c)	3,273	244,442
Oceana Group Ltd.	16,844	130,750
Origin Enterprises PLC*	1	9
The JM Smucker Co. (b)	4,807	569,870

		3,179,501
Household Products 0.7%
HRG Group, Inc.*	42,200	553,664
Procter & Gamble Co. (a)	3,546	277,971

		831,635
Personal Products 0.5%
Asaleo Care Ltd.	342,938	517,831
Tobacco 1.0%
British American Tobacco PLC	10,119	558,082
Reynolds American, Inc. (b)	7,500	575,625

		1,133,707
Energy 4.3%
Energy Equipment & Services 0.8%
Baker Hughes, Inc.	6,200	399,652
Halliburton Co. (a)	7,307	331,738
Nordic American Offshore Ltd.*	15,250	138,927
Transocean Partners LLC (Units)	5,400	83,538

		953,855
Oil, Gas & Consumable Fuels 3.5%
Anadarko Petroleum Corp.	4,200	351,162
Atlas Energy Group LLC*	20,427	132,775
Atlas Resource Partners LP	21,300	161,241
Black Stone Minerals LP*	2,200	39,798
Caltex Australia Ltd.	6,242	160,816
Encana Corp.	19,660	248,896
Enviva Partners LP*	1,900	38,684
Freehold Royalties Ltd.	16,800	238,031
Gulf Coast Ultra Deep Royalty Trust*	71,049	56,129
Kinder Morgan, Inc.	12,800	531,072
QEP Resources, Inc.	29,200	549,836
SandRidge Energy, Inc.*	32,800	40,016
Targa Resources Corp.	7,600	698,820
Targa Resources Partners LP	12,887	557,105
WPX Energy, Inc.*	13,900	179,171

		3,983,552
Financials 16.2%
Banks 5.5%
Aldermore Group PLC*	81,398	332,793
Banca Popolare dell'Emilia Romagna SC	9,749	84,562
Banca Popolare di Milano Scarl	82,696	85,623
Banco Popolare SC*	4,976	84,003
Bank of Ireland* (c)	515,081	195,935
Bank of Ireland* (c)	1,022,531	390,820
BOC Hong Kong (Holdings) Ltd.	101,000	416,262
Chongqing Rural Commercial Bank Co., Ltd. "H"	334,000	271,310
Citigroup, Inc.	16,600	897,728
Credito Valtellinese SC*	63,808	87,160
ING Groep NV (CVA)	17,255	284,544
Israel Discount Bank Ltd. "A"*	237,406	422,491
JPMorgan Chase & Co.	5,800	381,524
Kasikornbank PCL (Foreign Registered)	30,900	178,900
Mizuho Financial Group, Inc.	169,000	372,400
Permanent TSB Group Holdings PLC*	23,458	106,405
Piraeus Bank SA*	274,006	152,140
Standard Chartered PLC	14,007	224,303
Turkiye Garanti Bankasi AS	137,157	433,387
Unione di Banche Italiane SCpA	10,495	85,734
Wells Fargo & Co.	15,782	883,161

		6,371,185
Capital Markets 1.6%
Capital Southwest Corp. (b)	1,771	88,391
E*TRADE Financial Corp.*	17,800	524,388
Henderson Group PLC	67,185	292,882
KKR & Co. LP	17,800	408,510
Tetragon Financial Group Ltd. (c)	6,300	63,577
Tetragon Financial Group Ltd. (c)	35,500	358,017
THL Credit, Inc.	13,111	164,674

		1,900,439
Consumer Finance 1.2%
Navient Corp.	31,555	608,065
Springleaf Holdings, Inc.* (a)	15,200	722,304

		1,330,369
Diversified Financial Services 1.1%
Moody's Corp. (a) (b)	12,185	1,317,198
Insurance 2.6%
American International Group, Inc.	15,300	896,733
Mediolanum SpA	19,650	166,898
MetLife, Inc.	5,000	261,300
Prudential PLC	18,332	456,064
Sampo Oyj "A"	8,684	409,455
Sanlam Ltd.	45,361	255,363
St James's Place PLC	21,255	296,126
W.R. Berkley Corp. (b)	3,819	187,131
XL Group PLC	1,100	41,448

		2,970,518
Real Estate Investment Trusts 2.0%
Chimera Investment Corp. (REIT)	48,740	703,318
Gaming and Leisure Properties, Inc. (REIT)	9,500	347,700
Klepierre (REIT)	9,303	413,822
New Residential Investment Corp. (REIT)	23,000	392,380
New Senior Investment Group, Inc. (REIT)	10,416	166,135
PennyMac Mortgage Investment Trust (REIT)	14,400	264,528

		2,287,883
Real Estate Management & Development 2.0%
Altisource Portfolio Solutions SA*	6,500	178,880
Altus Group Ltd. (b)	14,000	215,021
Daito Trust Construction Co., Ltd.	2,600	288,228
Daiwa House Industry Co., Ltd.	16,900	403,684
Mitsubishi Estate Co., Ltd.	22,000	489,428
Pruksa Real Estate PCL	87,600	63,921
Pruksa Real Estate PCL (Foreign Registered)	339,400	248,194
Realogy Holdings Corp.*	10,200	478,890

		2,366,246
Thrifts & Mortgage Finance 0.2%
PennyMac Financial Services, Inc. "A"*	12,200	228,750
Health Care 11.9%
Biotechnology 0.7%
Actelion Ltd. (Registered)	3,278	458,592
Cerulean Pharma, Inc.*	400	2,380
Curis, Inc.*	1,400	4,718
United Therapeutics Corp.* (a)	1,637	300,750

		766,440
Health Care Equipment & Supplies 3.1%
Becton, Dickinson & Co. (a) (b)	10,611	1,490,951
IDEXX Laboratories, Inc.* (a) (b)	10,478	1,420,817
Medtronic PLC	8,997	686,651

		3,598,419
Health Care Providers & Services 2.0%
Cigna Corp.	2,200	309,826
Fresenius SE & Co. KGaA	3,269	208,655
Humana, Inc.	3,000	643,950
Life Healthcare Group Holdings Ltd.	42,896	128,870
McKesson Corp.	2,800	664,244
Mediclinic International Ltd.	24,403	214,987
Spire Healthcare Group PLC, 144A*	24,434	134,666

		2,305,198
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc. (a)	7,452	966,003
Pharmaceuticals 5.3%
Actavis PLC* (a)	10,530	3,230,709
AstraZeneca PLC	8,351	558,466
Auris Medical Holding AG*	200	900
Bayer AG (Registered)	3,938	560,511
Carbylan Therapeutics, Inc.*	1,000	7,490
Ipsen SA	2,857	152,897
Paratek Pharmaceuticals, Inc.	500	14,900
Perrigo Co. PLC	300	57,090
Shire PLC (ADR)	2,600	676,390
Teva Pharmaceutical Industries Ltd. (ADR) (a)	4,612	277,181
Zoetis, Inc. (a)	12,069	600,674

		6,137,208
Industrials 14.6%
Aerospace & Defense 2.8%
TransDigm Group, Inc.	4,793	1,083,410
Triumph Group, Inc. (a) (b)	32,729	2,182,697

		3,266,107
Air Freight & Logistics 1.2%
FedEx Corp. (a)	7,721	1,337,432
Airlines 1.5%
Alaska Air Group, Inc. (a)	16,353	1,057,058
United Continental Holdings, Inc.*	12,100	660,539

		1,717,597
Building Products 0.9%
Armstrong World Industries, Inc.*	300	16,476
Fortune Brands Home & Security, Inc. (b)	21,561	988,788

		1,005,264
Commercial Services & Supplies 0.6%
Elior Participations SCA, 144A	15,600	284,501
KAR Auction Services, Inc.	11,100	413,586

		698,087
Construction & Engineering 0.8%
AECOM* (b)	27,910	921,867
Electrical Equipment 0.8%
Alstom SA*	19,943	624,528
Sensata Technologies Holding NV* (b)	4,922	271,153

		895,681
Industrial Conglomerates 0.5%
Alliance Global Group, Inc.	1,201,188	618,149
Machinery 2.1%
FANUC Corp.	1,600	352,160
Kurita Water Industries Ltd.	24,900	596,278
Sulzer AG (Registered)	3,911	429,940
Terex Corp. (a) (b)	36,823	910,633
Vallourec SA	5,340	132,220

		2,421,231
Road & Rail 1.4%
Kansas City Southern	4,414	399,467
Union Pacific Corp. (a)	12,677	1,279,236

		1,678,703
Trading Companies & Distributors 1.9%
AerCap Holdings NV*	17,400	839,376
Neff Corp. "A"*	1,000	10,260
WESCO International, Inc.* (a) (b)	18,391	1,321,577

		2,171,213
Transportation Infrastructure 0.1%
BBA Aviation PLC	31,517	157,780
Information Technology 7.4%
Communications Equipment 0.6%
Motorola Solutions, Inc.	11,100	654,900
Electronic Equipment, Instruments & Components 1.7%
Anixter International, Inc.* (a)	14,151	962,268
CDW Corp.	400	14,840
Ingram Micro, Inc. "A"* (a)	36,793	986,421

		1,963,529
Internet Software & Services 1.3%
Baidu, Inc. (ADR)* (a)	1,344	265,305
eBay, Inc.*	5,900	362,024
Google, Inc. "A"* (a)	1,727	941,768

		1,569,097
IT Services 2.1%
Amadeus IT Holding SA "A"	4,900	223,236
Atos SE	9,352	721,903
Itochu Techno-Solutions Corp.	30,400	717,455
MasterCard, Inc. "A"	7,987	736,880

		2,399,474
Semiconductors & Semiconductor Equipment 0.9%
SunEdison, Inc.*	35,700	1,069,929
Software 0.8%
Intuit, Inc. (b)	6,810	709,262
Monitise PLC*	1,333,600	244,409

		953,671
Materials 12.4%
Chemicals 7.9%
Arkema	5,170	385,333
Ashland, Inc.	3,800	484,120
Dow Chemical Co.	8,500	442,595
Eastman Chemical Co.	6,600	506,682
Ecolab, Inc.	2,298	263,466
FMC Corp. (a) (b)	42,882	2,451,564
Kuraray Co., Ltd.	49,900	651,623
LyondellBasell Industries NV "A"	3,700	374,070
Orion Engineered Carbons SA	2,400	48,360
The Sherwin-Williams Co. (a)	4,438	1,278,943
W.R. Grace & Co.* (a) (b)	22,624	2,215,568

		9,102,324
Construction Materials 1.5%
CRH PLC	10,263	287,658
Martin Marietta Materials, Inc. (b)	5,908	880,351
Summit Materials, Inc. "A"*	20,339	559,322

		1,727,331
Containers & Packaging 2.8%
Intertape Polymer Group, Inc.	4,200	65,553
Nampak Ltd.	232,714	686,600
Owens-Illinois, Inc.* (a)	88,743	2,120,958
Pact Group Holdings Ltd.	136,290	437,642

		3,310,753
Metals & Mining 0.2%
ArcelorMittal	19,313	206,049
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.0%
Pacific DataVision, Inc.*	200	9,468
Wireless Telecommunication Services 0.6%
SoftBank Corp.	7,700	457,935
Turkcell Iletisim Hizmetleri AS	55,319	240,639

		698,574
Utilities 0.5%
Independent Power & Renewable Eletricity Producers 0.5%
Abengoa Yield PLC	3,000	115,320
Infinis Energy PLC	137,433	382,296
Vivint Solar, Inc.*	1,600	23,040

		520,656

Total Common Stocks (Cost $107,822,277)		113,109,498
Preferred Stocks 0.1%
Financials
Federal Home Loan Mortgage Corp. "X"*	1,000	3,980
Federal Home Loan Mortgage Corp. "V"*	2,500	9,225
Federal National Mortgage Association "S"*	3,500	25,270
Federal National Mortgage Association "N"*	1,700	12,495
Federal National Mortgage Association "M"*	15,400	63,910

Total Preferred Stocks (Cost $109,776)		114,880
	Principal Amount ($)	Value ($)

Corporate Bonds 0.3%
Consumer Discretionary 0.1%
Caesar's Entertainment Operating Co., Inc., 9.0%, 2/15/2020 *	100,000	82,000
Telecommunication Services 0.2%
HC2 Holdings, Inc., 144A, 11.0%, 12/1/2019	70,000	71,575
Intelsat Luxembourg SA:
7.75%, 6/1/2021	170,000	153,425
8.125%, 6/1/2023	30,000	26,700
		251,700

Total Corporate Bonds (Cost $329,139)		333,700
	Shares	Value ($)

Exchange-Traded Fund 0.1%
iShares U.S. Home Construction Fund (Cost $67,128)	2,500	66,550
Warrants 0.0%
Financials
Alpha Bank AE, Expiration Date 12/10/2017* (Cost $31,633)	60,500	37,210
Securities Lending Collateral 11.7%
Daily Assets Fund Institutional, 0.14% (d) (e) (Cost $13,529,534)	13,529,534	13,529,534
Cash Equivalents 5.0%
Central Cash Management Fund, 0.09% (e) (Cost $5,829,213)	5,829,213	5,829,213

	% of Net Assets	Value ($)

Total Long Positions (Cost $127,718,700) †	114.9	133,020,585
Other Assets and Liabilities, Net	21.0	24,367,672
Securities Sold Short	(35.9)	(41,614,929)

Net Assets	100.0	115,773,328

†
The cost for federal income tax purposes was $129,187,059.  At May 31, 2015, net unrealized appreciation for all securities based on tax cost was $3,833,526.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,421,317 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,587,791.

	Shares	Value ($)

Common Stocks Sold Short 4.9%
Consumer Discretionary 0.9%
Media 0.3%
Mediaset Espana Comunicacion SA	25,779	324,927
Multiline Retail 0.1%
Poundland Group PLC	28,270	132,648
Textiles, Apparel & Luxury Goods 0.5%
LVMH Moet Hennessy Louis Vuitton SE	1,592	283,846
Under Armour, Inc. "A"	3,998	313,483

		597,329
Consumer Staples 0.5%
Food & Staples Retailing 0.3%
Sprouts Farmers Market, Inc.	10,636	318,974
Food Products 0.2%
Hain Celestial Group, Inc.	4,635	293,256
Energy 0.3%
Energy Equipment & Services 0.1%
National Oilwell Varco, Inc.	3,888	191,251
Oil, Gas & Consumable Fuels 0.2%
Repsol SA	10,301	196,894
Financials 0.6%
Banks 0.1%
Bank of Georgia Holdings PLC	2,925	83,647
Capital Markets 0.3%
Julius Baer Group Ltd.	6,555	358,081
Insurance 0.2%
Hannover Rueck SE	2,786	271,608
Health Care 0.7%
Biotechnology 0.3%
Exact Sciences Corp.	5,618	151,742
Keryx Biopharmaceuticals, Inc.	12,586	130,895

		282,637
Health Care Equipment & Supplies 0.3%
Getinge AB "B"	8,142	197,459
Varian Medical Systems, Inc.	1,622	140,465

		337,924
Pharmaceuticals 0.1%
Pacira Pharmaceuticals, Inc.	1,515	118,488
Industrials 0.8%
Machinery 0.7%
AGCO Corp.	5,471	277,817
Deere & Co.	3,627	339,777
Terex Corp.	5,012	123,947

		741,541
Trading Companies & Distributors 0.1%
United Rentals, Inc.	1,349	119,940
Information Technology 0.6%
Internet Software & Services 0.3%
Alibaba Group Holding Ltd. (ADR)	4,269	381,307
Software 0.3%
NetScout Systems, Inc.	8,384	336,031
Materials 0.3%
Chemicals 0.3%
International Flavors & Fragrances, Inc.	3,114	370,691
Telecommunication Services 0.2%
Wireless Telecommunication Services 0.2%
M1 Ltd.	108,800	259,784

Total Common Stocks Sold Short (Proceeds $5,677,572)		5,716,958
Exchange-Traded Funds Sold Short 31.0%
Energy Select Sector SPDR Fund	25,606	2,006,742
iShares Nasdaq Biotechnology Fund	4,292	1,566,709
iShares Russell 2000 Index Fund	11,500	1,425,080
Lyxor ETF STOXX Europe 600 Automobiles & Parts	18,095	1,390,901
Nikkei 225 Fund	4,919	833,791
Nomura TOPIX Exchange Traded Fund	30,210	416,808
SPDR S&P 500 ETF Trust	107,870	22,774,593
SPDR S&P MidCap 400 Trust	10,091	2,801,262
Vanguard FTSE Europe Fund	20,770	1,177,243
WisdomTree Japan Hedged Equity Fund	25,173	1,504,842

Total Exchange-Traded Funds Sold Short (Proceeds $34,937,291)		35,897,971

Total Positions Sold Short (Proceeds $40,614,863)		41,614,929

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents a bond that is in default:

Security	Coupon	Maturity Date	Principal Amount	Cost ($)	Value ($)
Caesar's Entertainment Operating Co., Inc.*	9.0%	2/15/2020	100,000	75,471	82,000

*	Non-income producing security.
(a)	All or a portion of these securities are pledged as collateral for short sales.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2015 amounted to $13,119,757, which is 11.3% of net assets.

(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Certificate of Stock)
FTSE: Financial Times and the London Stock Exchange
REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
At May 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

JPX-Nikkei Index 400	JPY	6/11/2015	20	243,000	19,337
Nikkei 225 Index	JPY	6/11/2015	2	331,306	30,231
TOPIX Index	JPY	6/11/2015	2	269,266	23,913
Total unrealized appreciation					73,481

At May 31, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

90 Day Eurodollar	USD	12/19/2016	122	30,085,200	(9,498)

As of May 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	660,000	USD	827,285	6/24/2015	102,202	State Street Bank and Trust
USD	32,239	EUR	30,000	9/21/2015	764	State Street Bank and Trust
USD	96,961	EUR	90,000	8/18/2015	1,993	State Street Bank and Trust
BRL	6,280,932	USD	2,136,941	6/2/2015	165,710	State Street Bank and Trust
EUR	790,000	USD	979,830	6/23/2015	111,939	State Street Bank and Trust
USD	246,694	CAD	309,593	8/19/2015	1,958	State Street Bank and Trust
CHF	818,700	USD	901,835	8/19/2015	28,159	State Street Bank and Trust
CAD	1,307,622	USD	1,094,914	8/19/2015	44,689	State Street Bank and Trust
ILS	1,664,654	USD	433,646	8/19/2015	3,341	State Street Bank and Trust
USD	808,223	EUR	750,000	8/19/2015	16,403	State Street Bank and Trust
AUD	1,495,413	USD	1,205,858	8/19/2015	67,319	State Street Bank and Trust
ZAR	19,503,978	USD	1,627,304	8/19/2015	42,336	State Street Bank and Trust
JPY	323,379,401	USD	2,712,301	8/19/2015	104,260	State Street Bank and Trust
EUR	4,135,203	USD	4,679,245	8/19/2015	132,584	State Street Bank and Trust
EUR	1,860,000	USD	2,212,101	6/25/2015	168,656	State Street Bank and Trust
HKD	7,545,918	USD	973,329	8/19/2015	199	State Street Bank and Trust
GBP	3,754,314	USD	5,923,354	8/19/2015	188,514	State Street Bank and Trust
USD	440,032	GBP	290,000	8/19/2015	2,952	State Street Bank and Trust
EUR	750,000	USD	850,910	8/19/2015	26,284	State Street Bank and Trust
Total unrealized appreciation					1,210,262

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	780,411	EUR	660,000	6/24/2015	(55,328)	State Street Bank and Trust
EUR	270,000	USD	290,829	8/20/2015	(6,041)	State Street Bank and Trust
EUR	90,000	USD	96,709	8/18/2015	(2,244)	State Street Bank and Trust
EUR	135,951	USD	147,598	6/17/2015	(1,745)	State Street Bank and Trust
USD	329,967	GBP	210,800	8/19/2015	(7,963)	State Street Bank and Trust
USD	1,456,083	EUR	1,290,000	6/25/2015	(38,855)	State Street Bank and Trust
USD	267,061	HKD	2,070,054	8/19/2015	(104)	State Street Bank and Trust
USD	201,515	SEK	1,655,703	8/19/2015	(7,018)	State Street Bank and Trust
EUR	60,000	USD	65,094	9/21/2015	(911)	State Street Bank and Trust
GBP	460,000	USD	700,368	8/19/2015	(2,298)	State Street Bank and Trust
CHF	1,182,501	USD	1,189,651	6/17/2015	(69,170)	State Street Bank and Trust
THB	15,012,200	USD	444,279	8/19/2015	(891)	State Street Bank and Trust
USD	776,603	CHF	719,500	8/19/2015	(8,788)	State Street Bank and Trust
USD	214,904	ZAR	2,572,100	8/19/2015	(5,885)	State Street Bank and Trust
USD	2,008,155	BRL	6,280,932	6/2/2015	(36,924)	State Street Bank and Trust
USD	573,410	EUR	490,000	6/23/2015	(35,097)	State Street Bank and Trust
USD	337,195	JPY	40,354,000	8/19/2015	(11,742)	State Street Bank and Trust
GBP	69,475	USD	102,847	6/17/2015	(3,327)	State Street Bank and Trust
Total unrealized depreciation					(294,331)

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
SEK	Swedish Krona
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$85,508,802	$27,600,696	$—	$113,109,498
Preferred Stocks	114,880	—	—	114,880
Corporate Bonds	—	333,700	—	333,700
Exchange-Traded Fund	66,550	—	—	66,550
Warrants	—	37,210	—	37,210
Short-Term Investments (f)	19,358,747	—	—	19,358,747
Derivatives(g)
Futures Contracts	73,481	—	—	73,481
Forward Foreign Currency Exchange Contracts	—	1,210,262	—	1,210,262
Total	$105,122,460	$$29,181,868	$—	$134,304,328
Liabilities
Investments Sold Short, at Value(f)	$(3,608,064)	$(2,108,894)	$—	$(5,716,958)
Exchange-Traded Funds Sold Short, at Value	(33,256,471)	(2,641,500)	—	(35,897,971)
Derivatives(g)
Futures Contracts	(9,498)	—	—	(9,498)
Forward Foreign Currency Exchange Contracts	—	(294,331)	—	(294,331)
Total	$(36,874,033)	$(5,044,725)	$—	$(41,918,758)

There have been no transfers between fair value measurement levels during the period ended May 31, 2015.

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures Contracts	Forward Currency Contracts
Equity Contracts	$73,481	$—
Foreign Exchange Contracts	$(9,498)	$915,931

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Equity Long/Short Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2015